Subsequent Events (Details) $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Jan. 11, 2023 USD ($) $ / shares shares	Mar. 31, 2021 shares	Apr. 30, 2020 shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 $ / shares	Dec. 31, 2021 CNY (¥)
Subsequent Events [Line Items]
Debt instrument face value | ¥				¥ 8,782,848		¥ 18,039,125
Class Z ordinary shares [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Shares, New Issues | shares		28,750,000	17,310,696
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.0001
Class Z ordinary shares [Member] | IPO [Member]
Subsequent Events [Line Items]
Common Stock, Conversion Basis				one
American Depositary Shares [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Shares, New Issues | shares			17,310,696
Subsequent Event [Member]
Subsequent Events [Line Items]
Debt Instrument, Repurchase Amount | $	$ 331.2
Subsequent Event [Member] | convertible senior notes due December 2026 [Member]
Subsequent Events [Line Items]
Debt instrument face value | $	$ 384.8
Percentage of Convertible notes	0.50%
Subsequent Event [Member] | American Depositary Shares [Member]
Subsequent Events [Line Items]
Sale of stock net consideration received on the transaction | $	$ 68.8
Subsequent Event [Member] | American Depositary Shares [Member] | IPO [Member]
Subsequent Events [Line Items]
Stock Issued During Period, Shares, New Issues | shares	15,344,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Shares Issued, Price Per Share | $ / shares	$ 26.65